UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Balestra Capital Ltd.
Address: 58 West 40th Street
         12th Floor
         New York, NY  10018

13F File Number:  028-13493

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Marra, CFA, CPA
Title:     Chief Financial Officer
Phone:     212-768-9000

Signature, Place, and Date of Signing:

 /s/ Andrew Marra     New York, NY     February 05, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $292,449 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAP MTG INVT CORP     COM              02504A104    10267   435565 SH       SOLE                   435565        0        0
AMERICAN CAPITAL AGENCY CORP   COM              02503X105    15991   553318 SH       SOLE                   553318        0        0
ANWORTH MORTGAGE ASSET CP      COM              037347101     3533   611278 SH       SOLE                   611278        0        0
APOLLO INVT CORP               COM              03761U106    11273  1348379 SH       SOLE                  1348379        0        0
APOLLO RESIDENTIAL MTG INC     COM              03763V102     5512   273050 SH       SOLE                   273050        0        0
ARMOUR RESIDENTIAL REIT INC    COM              042315101    31150  4814563 SH       SOLE                  4814563        0        0
AT&T INC                       COM              00206R102    26126   775000 SH       SOLE                   775000        0        0
CYS INVTS INC                  COM              12673A108    54943  4652284 SH       SOLE                  4652284        0        0
DELL INC                       COM              24702R101    10140  1000000 SH       SOLE                  1000000        0        0
MFA FINANCIAL INC              COM              55272X102    30410  3749715 SH       SOLE                  3749715        0        0
MICROSOFT CORP                 COM              594918104    13355   500000 SH       SOLE                   500000        0        0
PHILIP MORRIS INTL INC         COM              718172109    24674   295000 SH       SOLE                   295000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    21067   130027 SH       SOLE                   130027        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     5166    20500 SH  PUT  SOLE                    20500        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104    21320   492700 SH       SOLE                   492700        0        0
WESTERN ASSET MTG CAP CORP     COM              95790D105     7522   380467 SH       SOLE                   380467        0        0